UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7484

        Nuveen Massachusetts Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Massachusetts Premium Income Municipal Fund (NMT) August 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Discretionary - 2.1% (1.4% of Total Investments)
$1,500	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown	9/12 at 102.00	Ba3	$1,517,505
	Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)

	Consumer Staples - 0.8% (0.5% of Total Investments)
550	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.500%,	5/11 at 100.00	Baa3	566,346
	5/15/41

	Education and Civic Organizations - 35.4% (24.3% of Total Investments)
200	Massachusetts Education Loan Authority, Student Loan Revenue Bonds, Issue E, Series 1995, 6.150%,	1/06 at 100.50	AAA	202,258
	7/01/10 (Alternative Minimum Tax)- AMBAC Insured
1,550	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Series 2002E, 5.000%,	1/12 at 100.00	AAA	1,620,432
	1/01/13 (Alternative Minimum Tax)- AMBAC Insured
1,745	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and	7/15 at 100.00	AAA	1,838,427
	Allied Health Sciences, Series 2005D, 5.000%, 7/01/27 - AGC Insured
1,090	Massachusetts Development Finance Authority, Revenue Refunding Bonds, Boston University, Series	No Opt. Call	A3	1,300,817
	1999P, 6.000%, 5/15/29
1,000	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and	7/13 at 101.00	Baa1	1,071,390
	Allied Health Sciences, Series 2003C, 5.750%, 7/01/33
890	Massachusetts Development Finance Authority, Revenue Bonds, Curry College, Series 2000A, 6.000%,	3/09 at 101.00	A	959,731
	3/01/20 - ACA Insured
750	Massachusetts Development Finance Authority, Revenue Bonds, Milton Academy, Series 2003A, 5.000%,	9/13 at 100.00	AA-	817,688
	9/01/19
500	Massachusetts Development Finance Authority, Revenue Bonds, Belmont Hills School, Series 2001,	9/11 at 101.00	A	539,460
	5.375%, 9/01/23
2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College, Series	6/13 at 100.00	AA-	2,188,060
	2003N, 5.250%, 6/01/18
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Worcester State College,	11/12 at 100.00	AAA	527,515
	Series 2002, 5.000%, 11/01/32 - AMBAC Insured
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, University of	10/11 at 100.00	AAA	1,627,260
	Massachusetts - Worcester Campus, Series 2001B, 5.250%, 10/01/31 - FGIC Insured
555	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College, Series	7/13 at 100.00	AA+	602,036
	2003H, 5.000%, 7/01/21
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wellesley College, Series	7/13 at 100.00	AA+	532,450
	2003H, 5.000%, 7/01/26
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Institute	No Opt. Call	AAA	1,142,250
	of Technology, Series 2004M, 5.250%, 7/01/15
1,645	Massachusetts Industrial Finance Agency, Revenue Bonds, Whitehead Institute for Biomedical	1/06 at 100.00	Aa1	1,647,336
	Research, Series 1993, 5.125%, 7/01/26
2,300	Massachusetts Industrial Finance Agency, Revenue Bonds, Belmont Hill School, Series 1998, 5.250%,	9/08 at 101.00	A	2,372,289
	9/01/28

4,000	New England Education Loan Marketing Corporation, Student Loan Revenue Bonds, Subordinate Series	No Opt. Call	A3	4,226,600
	1992H, 6.900%, 11/01/09 (Alternative Minimum Tax)
375	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	2/09 at 101.00	BBB	389,700
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999,
	5.375%, 2/01/19
725	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2005-1,	No Opt. Call	AAA	805,461
	5.000%, 5/01/15 - AMBAC Insured
1,000	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2004-1,	11/14 at 100.00	AAA	1,104,370
	5.250%, 11/01/24 - AMBAC Insured

	Healthcare - 16.8% (11.5% of Total Investments)
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	1/06 at 101.00	AAA	1,517,415
	Center Hospitals, Series 1993G-1, 5.375%, 7/01/24 - MBIA Insured
600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	5/12 at 100.00	AAA	658,230
	Center Hospitals, Series 2002H, 5.375%, 5/15/19 - FGIC Insured
2,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/11 at 101.00	AA-	2,774,925
	System Inc., Series 2001C, 5.750%, 7/01/32
375	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health	7/11 at 100.00	BBB	412,530
	Care, Series 2001C, 6.625%, 7/01/32
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care	11/11 at 101.00	AA	1,055,520
	Inc., Series 2001C, 5.250%, 11/15/31 - RAAI Insured
1,250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System,	10/11 at 101.00	BBB+	1,341,300
	Series 2001E, 6.250%, 10/01/31
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated	7/12 at 101.00	BBB	1,092,920
	Group, Series 2002B, 6.250%, 7/01/22
1,400	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical	8/15 at 100.00	AAA	1,511,622
	Center, Series 2005C, 5.000%, 8/15/21 - FGIC Insured
715	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health	7/15 at 100.00	BBB	724,660
	Care, Series 2005D, 5.000%, 7/01/33
935	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series	8/15 at 100.00	AA	970,642
	2005E, 5.000%, 8/15/35 - RAAI Insured

	Housing/Multifamily - 11.7% (8.0% of Total Investments)
2,500	Massachusetts Development Finance Authority, GNMA Collateralized Revenue Bonds, VOA Concord	10/11 at 105.00	AAA	2,827,400
	Assisted Living Inc., Series 2000A, 6.900%, 10/20/41
1,930	Massachusetts Development Financing Authority, Assisted Living Revenue Bonds, Prospect House	12/09 at 102.00	N/R	1,897,865
	Apartments, Series 1999, 7.000%, 12/01/31
1,500	Massachusetts Development Finance Authority, GNMA Collateralized Assisted Living Facility Revenue	3/12 at 105.00	AAA	1,680,795
	Bonds, Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42 (Alternative Minimum Tax)
400	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 1999D, 5.500%,	7/10 at 101.00	AAA	422,544
	7/01/13 (Alternative Minimum Tax) - AMBAC Insured
500	Massachusetts Housing Finance Agency, Housing Revenue Bonds, Series 2003S, 5.050%, 12/01/23	6/13 at 100.00	AA-	512,625
	(Alternative Minimum Tax)
1,000	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds, Clarendon	5/12 at 103.00	AAA	1,069,830
	Hill Towers, Series 2002, 5.200%, 11/20/22

	Industrials - 0.6% (0.4% of Total Investments)
400	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Waste Management	No Opt. Call	BBB	433,284
	Inc., Series 2003, 5.450%, 6/01/14

	Long-Term Care - 2.7% (1.9% of Total Investments)
1,270	Boston, Massachusetts, FHA-Insured Mortgage Revenue Bonds, Deutsches Altenheim Inc., Series 1998A,	10/08 at 105.00	AAA	1,396,416

	6.125%, 10/01/31
540	Massachusetts Industrial Finance Agency, FHA-Insured Project Revenue Bonds, Heights Crossing LP,	2/06 at 102.00	AAA	555,703
	Series 1995, 6.000%, 2/01/15 (Alternative Minimum Tax)

	Tax Obligation/General - 23.8% (16.3% of Total Investments)
500	Ashland, Massachusetts, General Obligation Bonds, Series 2004, 5.250%, 5/15/23 - AMBAC Insured	5/15 at 100.00	Aaa	555,570
1,250	Boston, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 1/01/17	1/15 at 100.00	Aa1	1,379,800
1,000	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 2/01/21 - FSA Insured	2/13 at 101.00	AAA	1,086,830
750	Lowell, Massachusetts, General Obligation Bonds, Series 2005, 5.000%, 12/15/18 - MBIA Insured	12/15 at 100.00	Aaa	831,743
2,500	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series	No Opt. Call	AAA	3,197,950
	1991A, 7.000%, 3/01/21
3,275	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 6.000%, 11/01/13 - MBIA	No Opt. Call	AAA	3,843,147
	Insured
980	Monson, Massachusetts, General Obligation Bonds, Series 2002, 5.250%, 5/15/22 - AMBAC Insured	5/12 at 101.00	Aaa	1,075,981
1,260	Norwell, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/15/20 - FGIC Insured	No Opt. Call	AAA	1,427,870
	Springfield, Massachusetts, General Obligation Bonds, Series 2003:
530	5.250%, 1/15/15 - MBIA Insured	1/13 at 100.00	AAA	591,247
1,615	5.250%, 1/15/23 - MBIA Insured	1/13 at 100.00	AAA	1,792,747
1,220	Worcester, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 7/01/19 - FGIC Insured	7/15 at 100.00	AAA	1,336,510

	Tax Obligation/Limited - 14.7% (10.1% of Total Investments)
210	Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2004, 5.000%, 5/01/26 - AMBAC	5/14 at 100.00	AAA	225,639
	Insured
940	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2005A, 5.000%, 7/01/18 (WI,	7/15 at 100.00	AAA	1,032,195
	settling 9/08/05)
385	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Bonds, Series 2004C,	No Opt. Call	AAA	447,189
	5.250%, 7/01/21
1,000	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B, 5.375%,	No Opt. Call	AAA	1,173,630
	5/01/23 - XLCA Insured
550	Massachusetts College Building Authority, Project Revenue Bonds, Series 2004A, 5.000%, 5/01/19 -	5/14 at 100.00	AAA	597,262
	MBIA Insured
1,300	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%,	8/15 at 100.00	AAA	1,422,083
	8/15/20 - FSA Insured
540	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 - FGIC	No Opt. Call	AAA	607,576
	Insured
3,000	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program,	No Opt. Call	Aaa	3,295,830
	Series 2003A, 5.000%, 12/15/13 - FSA Insured
1,500	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%,	No Opt. Call	AAA	1,778,535
	7/01/19 - MBIA Insured

	Transportation - 11.6% (7.9% of Total Investments)
2,000	Massachusetts Port Authority, Revenue Bonds, Series 2003A, 5.000%, 7/01/33 - MBIA Insured	7/13 at 100.00	AAA	2,110,540
1,900	Massachusetts Port Authority, Revenue Bonds, Series 2005A, 5.000%, 7/01/23 - AMBAC Insured	7/15 at 100.00	AAA	2,055,534
4,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, US Airways Group Inc., Series	9/06 at 102.00	AAA	4,134,240
	1996A, 5.750%, 9/01/16 (Alternative Minimum Tax) - MBIA Insured

	U.S. Guaranteed *** - 11.3% (7.7% of Total Investments)
1,250	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004B, 5.000%, 8/01/24	8/14 at 100.00	AA***	1,376,913
	(Pre-refunded to 8/01/14)

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Daughters of Charity	7/06 at 100.00	Aaa	2,036,540
	National Health System - Carney Hospital, Series 1994D, 6.100%, 7/01/14 (Pre-refunded to 7/01/06)
410	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series	7/21 at 100.00	AAA	460,553
	1998A, 5.000%, 7/01/25 (Pre-refunded to 7/01/21) - MBIA Insured
845	Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%, 7/01/13	1/06 at 100.00	AAA	1,199,216
1,500	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/25	1/14 at 100.00	AAA	1,677,315
	(Pre-refunded to 1/01/14) - FGIC Insured
1,200	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2003-1,	11/13 at 100.00	AAA	1,351,440
	5.250%, 11/01/18 (Pre-refunded to 11/01/13) - AMBAC Insured

	Utilities - 3.0% (2.0% of Total Investments)
1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series	1/12 at 101.00	AAA	1,105,830
	2001A, 5.625%, 1/01/16 - MBIA Insured
1,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill	12/08 at 102.00	BBB	1,029,830
	Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)

	Water and Sewer - 11.7% (8.0% of Total Investments)
2,000	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Series 2004A,	11/14 at 100.00	AA	2,157,680
	5.000%, 11/01/25
1,500	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.000%, 8/01/28 -	8/17 at 100.00	AAA	1,626,945
	MBIA Insured
1,250	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Series 2002A,	8/12 at 100.00	AAA	1,368,050
	5.250%, 8/01/20
1,500	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 9, 5.000%,	8/13 at 100.00	AAA	1,625,550
	8/01/22
1,500	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 10, 5.000%,	8/14 at 100.00	AAA	1,610,938
	8/01/26

$96,350	Total Long-Term Investments (cost $99,794,090) - 146.2%			105,082,055

	Other Assets Less Liabilities - 1.1%			769,860

	Preferred Shares, at Liquidation Value - (47.3)%			(34,000,000)

	Net Assets Applicable to Common Shares - 100%			$71,851,915

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2005, the cost of investments was $99,721,442.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2005, were as follows:

Gross unrealized:
Appreciation	$5,414,986
Depreciation	(54,373)

Net unrealized appreciation of investments	$5,360,613

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Massachusetts Premium Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         10/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         10/28/05

* Print the name and title of each signing officer under his or her signature.